Commitments and contingencies - Debt Covenant Ratios (Details) - Debt covenants	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
Other Commitments [Line Items]
Fixed Charge Coverage Ratio	2.17	2.26	2.05	2.14
Leverage Ratio	3.36	3.24	3.53	3.80